NET LOSS PER COMMON SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Computation of Earnings Per Share
The following table sets forth the computation of basic and diluted loss per share:

	For the Three	For the Three	For the Nine	For the Nine
	Months	Months	Months	Months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013
Numerator:
Net loss	$(3,975,921)	$(8,023,233)	$(10,929,082)	$(13,067,459)
Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	313,227,134	273,292,023	290,457,315	272,236,712

Net loss per common share, basic and diluted	$(0.01)	$(0.03)	$(0.04)	$(0.05)

	For the year ended December 31, 2013	For the year ended December 31, 2012

Numerator:
Loss from continuing operations available to common stockholders	$(18,205,047)	$(51,776,676)
Loss from discontinued operations	$—	$(50,298)

Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	272,620,776	219,530,283

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.07)	$(0.24)
Loss from discontinued operations	$(0.00)	$(0.00)

Schedule of antidilutive securities excluded from computation diluted shares outstanding
The following were excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s loss from continuing operations and loss from discontinued operations. In periods where the Company has a net loss, all dilutive securities are excluded.

	September 30, 2014	September 30, 2013
Common stock equivalents:
Stock options	32,600,000	33,400,000
Stock warrants	38,054,543	26,244,621
Convertible preferred stock	28,275,000	33,555,000

Total	98,929,543	93,199,621

	December 31, 2013	December 31, 2012
Common stock equivalents:
Stock options	32,900,000	35,298,000
Stock warrants	26,244,621	16,255,779
Convertible preferred stock	33,555,000	—

	92,699,621	51,553,779